FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24F-2

1.  Name and address of issuer:

    ND Tax Free Fund, Inc.

    #1 North Main

    Minot, ND 58703

2.  Name of each series or class of securities for which this

    Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number:   811-5681

    Securities Act File Number:  33-25138

4.  (a)   Last day of fiscal year for which this Form is filed:  12/30/05

4.  (b)   [ ]   Check box if this Form is being filed late (i.e.,

                more than 90 days after the end of the issuer's

                fiscal year).

NOTE:   If the Form is being filed more than 90 days after the end

Of the issuer's fiscal year, interest must be paid on the

Registration fee due.

4.  (c)   [ ]   Check box if this is the last time the issuer

                will be filing this Form.

5.  Calculation of registration fee

    (i)  Aggregate sale price of securities sold

         during the fiscal year pursuant to

         section 24(f):                                            $    715,076

                                                                  --------------

    (ii) Aggregate price of securities redeemed

         or repurchased during the fiscal year:   -$ 12,072,827

                                                  --------------

    (iii)Aggregate price of securities redeemed

         or repurchased during any prior fiscal

         year ending no earlier than October 11,

         1995 that were not previously used to

         reduce registration fees payable to

         the Commission:                          -$ 53,539,369

                                                  --------------

    (iv) Total available redemption credits

         [add Items 5(ii) and 5(iii)] :                           -$ 65,612,196

                                                                  --------------

    (v)  Net sales--if Item 5(i) is greater

         than Item 5(iv) [subtract Item 5(iv)

         from Item 5(i)]:                                          $    -0-

                                                                  --------------

    (vi) Redemption credits available for use in

         future years-if Item 5(i) is less than

         Item 5(iv)[subtract Item 5(iv) from

         Item 5(i)]:                              -$ 64,897,120

                                                  --------------

    (vii)Multiplier for determining registration

         fee:                                                     x  .000107000

                                                                  --------------

    (viii)Registration fee due (multiply Item 5(v)

         by Item 5(vii)] enter "0" if no fee is due):      =       $    -0-

                                                                  --------------

6.  Prepaid Shares

If the response to item 5(I) was determined by deducting an

amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities

(number of shares or other units) deducted here:  $-0-.  If there are a number of shares of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $-0-.

7.  Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                                   $    -0-

                                                                  --------------

8.  Total of the amount of the registration fee due plus any interest due

    [Item 5(viii) plus Item 7]:

                                                                   $    -0-

                                                                  --------------

9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

                       [ ]  Wire Transfer

                       [ ]  Mail or other means

                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ ROBERT E.WALSTAD

                           -----------------------------------------

                           Robert E. Walstad

                           President

Date  03/24/06

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